INCOME TAXES (Schedule of Reserve Provisions and Changes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 670	$ 512	$ 421
Additions for tax positions related to the current year	336	158	91
Balance at end of year	$ 1,006	$ 670	$ 512